ACCRUED INTEREST PAYABLE TO RELATED PARTIES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accrued interest payable to related parties	$ 10,406	$ 5,628,495	$ 4,095,475
David Lifschultz
Accrued interest payable to related parties	0	868,733	562,034
Lifschultz Enterprise Company LLC
Accrued interest payable to related parties	10,406	2,858,683	2,183,050
Sidney B. Lifschultz 1992 Family Trust
Accrued interest payable to related parties	0	1,032,374	788,377
Bruce Abbott
Accrued interest payable to related parties	$ 0	$ 868,705	$ 562,014